(REGISTERED TRADEMARK)
CAPITAL
RESERVES
PORTFOLIOS


ANNUAL REPORT
JULY 31, 1997
CAPR-ANN-0997
38246
CHECK PAGE NUMBERS !!!

CONTENTS


SCHEDULES OF INVESTMENTS & FINANCIAL STATEMENTS

 CAPITAL RESERVES PORTFOLIOS:

  MONEY MARKET PORTFOLIO                          3

  U.S. GOVERNMENT PORTFOLIO                       12

  MUNICIPAL MONEY MARKET PORTFOLIO                17

NOTES TO THE FINANCIAL STATEMENTS                 30

REPORT OF INDEPENDENT ACCOUNTANTS                 35

DISTRIBUTIONS                                     36

FUND GOALS:
MONEY MARKET PORTFOLIO AND U.S. GOVERNMENT PORTFOLIO EACH SEEK TO OBTAIN AS HIGH A LEVEL OF CURRENT INCOME AS IS CONSISTENT WITH THE PRESERVATION OF CAPITAL AND LIQUIDITY BY INVESTING IN HIGH-QUALITY, SHORT-TERM MONEY MARKET SECURITIES. MONEY MARKET PORTFOLIO INVESTS IN HIGH-QUALITY U.S. DOLLAR DENOMINATED SECURITIES OF DOMESTIC AND FOREIGN ISSUERS. U.S. GOVERNMENT PORTFOLIO INVESTS ONLY IN OBLIGATIONS ISSUED OR GUARANTEED AS TO PRINCIPAL AND INTEREST BY THE U.S. GOVERNMENT.
MUNICIPAL MONEY MARKET PORTFOLIO SEEKS TO OBTAIN AS HIGH A LEVEL OF CURRENT INCOME, EXEMPT FROM FEDERAL INCOME TAXES, AS IS CONSISTENT WITH THE PRESERVATION OF CAPITAL AND LIQUIDITY BY INVESTING IN HIGH-QUALITY, SHORT-TERM MUNICIPAL SECURITIES.

INVESTMENTS IN THE FUNDS ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT, AND THERE CAN BE NO ASSURANCE THAT THE FUNDS WILL MAINTAIN A STABLE $1.00 SHARE PRICE.
THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUNDS. THIS
REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY
INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND
ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUNDS NOR NATIONAL FINANCIAL SERVICES CORPORATION IS A
BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL THE APPROPRIATE NUMBER LISTED BELOW. READ THE PROSPECTUS
CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
 RETIREMENT PLAN LEVEL ACCOUNTS
  CORPORATE CLIENTS  1-800-962-1375
  "NOT FOR PROFIT" CLIENTS 1-800-343-0860
 FINANCIAL AND OTHER INSTITUTIONS
  NATIONWIDE  1-800-843-3001
CAPITAL RESERVES: MONEY MARKET PORTFOLIO

INVESTMENTS JULY 31, 1997
SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS IN SECURITIES


BANKERS' ACCEPTANCES - 1.4%
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
DOMESTIC BANKERS' ACCEPTANCES
Chase Manhattan Bank
8/22/97 5.82% $ 8,000,000 $ 7,973,493
First Bank NA - Minnesota
8/11/97 5.56  14,500,000  14,477,726
TOTAL BANKERS' ACCEPTANCES   22,451,219
CERTIFICATES OF DEPOSIT - 39.3%
DOMESTIC CERTIFICATES OF DEPOSIT - 1.9%
Chase Manhattan Bank
9/9/97 5.57  5,000,000  5,000,000
CoreStates Capital Corp.
8/11/97 5.66 (a)  10,000,000  9,998,923
Morgan Guaranty Trust, NY
8/12/97 5.78  4,000,000  3,999,932
8/12/97 5.80  5,000,000  4,999,895
World Savings Bank FSB
8/12/97 5.54  5,355,000  5,354,964
  29,353,714
CHICAGO BRANCH, YANKEE DOLLAR, FOREIGN BANKS - 0.3%
ABN-AMRO Bank
12/23/97 5.70  4,000,000  3,999,243
NEW YORK BRANCH, YANKEE DOLLAR, FOREIGN BANKS - 23.6%
Bank of Montreal
9/22/97 5.56  15,000,000  15,000,000
Bank of Nova Scotia
4/1/98 6.20  8,000,000  7,996,952
Bank of Tokyo - Mitsubishi, Ltd.
8/6/97 5.85  4,000,000  4,000,000
8/13/97 5.82  2,000,000  2,000,000
8/27/97 5.75  8,000,000  8,000,000
8/29/97 5.79  3,000,000  3,000,000
9/30/97 5.76  9,000,000  9,000,000
Banque Nationale de Paris
8/29/97 5.55  5,000,000  4,999,955
9/22/97 5.56  5,000,000  5,000,000
9/24/97 5.54  12,000,000  12,000,180
9/30/97 5.85  10,000,000  10,000,000
Barclays Bank, PLC
9/8/97 5.58  5,000,000  5,000,000

 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
Bayerische Hypotheken-und Weschel
8/18/97 5.55% $ 6,000,000 $ 6,000,000
Caisse Nationale de Credit Agricole
9/8/97 5.57  7,000,000  7,000,000
10/20/97 5.60  8,000,000  8,000,000
10/22/97 5.59  10,000,000  10,000,000
11/13/97 5.86  3,000,000  3,000,000
Canadian Imperial Bank of Commerce
8/7/97 5.55  5,000,000  5,000,004
8/7/97 5.55  5,000,000  5,000,000
Commerzbank, Germany
8/7/97 5.55  7,000,000  7,000,012
9/10/97 5.56  5,000,000  5,000,000
Deutsche Bank, Germany
9/22/97 5.56  23,000,000  23,000,000
Landesbank Hessen - Thuringen
9/5/97 6.20  15,000,000  15,000,137
9/11/97 6.11  16,000,000  15,999,657
Midland Bank, PLC
9/5/97 5.57  3,000,000  3,000,258
National Westminster Bank, PLC
8/5/97 5.50  7,000,000  7,000,000
6/23/98 6.00  14,000,000  13,989,363
Rabobank Nederland, COOP Central
3/20/98 6.00  5,000,000  4,999,093
Royal Bank of Canada
8/13/97 5.54  1,300,000  1,300,014
8/13/97 5.80  5,000,000  4,999,885
Sanwa Bank, Ltd.
8/1/97 5.85  4,000,000  4,000,000
8/21/97 5.64  4,000,000  4,000,000
8/27/97 5.75  2,000,000  2,000,000
9/25/97 5.75  1,000,000  1,000,015
10/3/97 5.70  4,000,000  4,000,515
Societe Generale, France
8/7/97 5.52  10,000,000  10,000,000
11/12/97 5.90  8,000,000  8,000,000
Sumitomo Bank, Ltd.
8/4/97 5.75  3,000,000  3,000,000
8/4/97 5.75  3,000,000  3,000,000
8/19/97 5.75  3,000,000  3,000,000
8/25/97 5.75  4,000,000  4,000,000
10/9/97 5.75  4,000,000  4,000,000
CERTIFICATES OF DEPOSIT - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
NEW YORK BRANCH, YANKEE DOLLAR, FOREIGN BANKS - CONTINUED
Swiss Bank Corp.
8/4/97 5.50% $ 13,000,000 $ 13,000,000
12/22/97 5.76  4,000,000  4,002,205
12/22/97 5.99  10,000,000  10,000,000
1/20/98 5.70  49,000,000  49,000,000
Westdeutsche Landesbank
8/11/97 5.53  9,000,000  9,000,000
8/12/97 5.53  7,000,000  7,000,000
9/4/97 5.58  3,000,000  3,000,197
  376,288,442
LONDON BRANCH, EURODOLLAR, FOREIGN BANKS - 13.5%
ABN-AMRO Bank
8/14/97 5.54  20,000,000  20,000,072
9/17/97 5.56  4,000,000  4,000,099
9/22/97 5.65  1,000,000  1,000,014
1/14/98 5.70  6,000,000  6,000,245
Abbey National, Treasury Services
8/14/97 5.72  15,000,000  14,999,942
8/20/97 5.44  10,000,000  10,000,000
9/24/97 5.65  6,000,000  6,000,000
3/4/98 5.87  7,000,000  7,000,000
Banco Santander
8/11/97 5.55  4,000,000  4,000,011
Bank of Nova Scotia
9/9/97 5.58  7,000,000  7,000,000
11/12/97 5.86  6,000,000  6,000,000
Bankers Trust Co.
10/10/97 5.63  4,000,000  4,000,068
Banque Bruxelles Lambert SA
10/21/97 5.60  3,000,000  3,000,133
Banque Nationale de Paris
8/29/97 5.55  5,000,000  5,000,340
10/1/97 5.66  10,000,000  10,001,283
Barclays Bank, PLC
8/11/97 5.53  35,000,000  35,000,097
8/29/97 5.53  21,000,000  21,000,256
Bayerische Landesbank Girozentrale
9/30/97 5.60  5,000,000  5,000,421
12/31/97 5.75  2,000,000  2,000,082
Bayerische Vereinsbank A.G.
8/26/97 5.44  5,000,000  4,999,997
9/17/97 5.65  3,000,000  2,999,951
9/30/97 5.66  5,000,000  5,000,060

 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
Commerzbank, Germany
8/7/97 5.57% $ 8,000,000 $ 8,000,013
Deutsche Bank, Germany
8/18/97 5.54  12,000,000  12,000,000
National Australia Bank
9/23/97 5.65  3,000,000  3,000,000
Sumitomo Bank, Ltd.
10/1/97 5.75  5,000,000  5,000,167
Westdeutsche Landesbank
8/13/97 5.60  2,000,000  2,000,008
  214,003,259
TOTAL CERTIFICATES OF DEPOSIT   623,644,658
COMMERCIAL PAPER - 40.4%
AC Aquisition Holding Company
8/20/97 5.61  4,000,000  3,988,262
8/27/97 5.62  1,000,000  995,984
9/10/97 5.60  2,000,000  1,987,689
9/16/97 5.55  5,000,000  4,964,861
A.H. Robins Company, Inc.
8/11/97 5.73  25,000,000  24,960,764
8/28/97 5.58  1,752,000  1,744,720
Abbey National, North America
8/11/97 5.42  10,100,000  10,085,187
American Home Products
8/18/97 5.75  5,000,000  4,986,613
9/9/97 5.58  4,000,000  3,976,037
Asset Securitization COOP Corp.
8/20/97 5.57  3,000,000  2,991,244
8/21/97 5.55  3,000,000  2,990,817
8/21/97 5.61  8,000,000  7,975,289
9/2/97 5.53  7,000,000  6,965,778
Associates Corp. of North America
8/25/97 5.61  10,000,000  9,962,933
8/27/97 5.59  5,000,000  4,979,994
8/27/97 5.62  8,000,000  7,967,818
9/16/97 5.65  3,000,000  2,978,648
BBL North America, Inc.
12/24/97 5.75  5,000,000  4,887,424
BHF Finance (Delaware), Inc.
8/28/97 5.58  3,000,000  2,987,535
10/10/97 5.62  2,000,000  1,978,456
COMMERCIAL PAPER - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
BMW U.S. Capital Corp.
8/18/97 5.57% $ 3,000,000 $ 2,992,152
8/25/97 5.62  2,000,000  1,992,573
8/28/97 5.55  4,000,000  3,983,440
9/9/97 5.61  2,000,000  1,987,975
Bank of Montreal
8/14/97 5.54  6,000,000  5,988,051
Bank of Nova Scotia
9/17/97 5.66  15,000,000  14,890,725
9/18/97 5.64  2,000,000  1,985,173
Barclays U.S. Funding Corp.
8/12/97 5.56  15,000,000  14,974,631
Bear Stearns Cos., Inc.
10/14/97 5.62  3,000,000  2,965,837
10/21/97 5.60  5,000,000  4,937,900
CIESCO, L.P.
9/3/97 5.57  4,000,000  3,979,760
9/8/97 5.57  4,000,000  3,976,693
9/16/97 5.57  12,000,000  11,915,360
Caisse des Depots et Consignations
8/6/97 5.76  1,000,000  999,211
8/18/97 5.53  15,000,000  14,961,042
9/18/97 5.64  20,000,000  19,851,733
9/26/97 5.56  10,000,000  9,914,444
Campbell Soup Co.
12/29/97 5.48  5,000,000  4,885,833
Chrysler Financial Corporation
8/4/97 5.66  3,000,000  2,998,595
8/5/97 5.66  1,000,000  999,376
Citibank Credit Card Master Trust I (Dakota Certificate Program)
8/5/97 5.75  3,000,000  2,998,110
8/14/97 5.75  3,000,000  2,993,858
9/9/97 5.59  1,500,000  1,490,997
10/20/97 5.59  2,000,000  1,975,511
Cregem North America, Inc.
8/12/97 5.75  6,400,000  6,388,912
9/16/97 5.64  2,000,000  1,985,791
9/18/97 5.65  3,000,000  2,977,720
9/23/97 5.66  2,000,000  1,983,570
Delaware Funding Corporation
8/18/97 5.55  2,000,000  1,994,787
Eiger Capital Corp.
8/15/97 5.58  2,000,000  1,995,683
8/27/97 5.53  7,000,000  6,972,194

 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
Enterprise Funding Corp.
8/8/97 5.54% $ 4,000,000 $ 3,995,707
8/11/97 5.55  8,297,000  8,284,278
8/19/97 5.67  1,196,000  1,192,639
8/20/97 5.55  6,000,000  5,982,520
8/21/97 5.56  3,000,000  2,990,800
8/27/97 5.53  5,000,000  4,980,139
8/27/97 5.56  2,000,000  1,992,027
9/2/97 5.57  1,000,000  995,076
9/5/97 5.60  3,000,000  2,983,813
9/19/97 5.57  3,000,000  2,977,460
9/24/97 5.57  3,000,000  2,975,160
10/20/97 5.59  4,000,000  3,951,022
Fina Oil and Chemical Company
8/11/97 5.58  2,500,000  2,496,146
8/28/97 5.64  10,000,000  9,958,150
Fleet Funding Corporation
8/20/97 5.56  5,000,000  4,985,407
8/28/97 5.53  11,234,000  11,187,660
Ford Motor Credit Corp.
10/20/97 5.58  40,000,000  39,511,111
11/5/97 5.87  13,000,000  12,802,400
GTE Corp.
8/15/97 5.55  4,000,000  3,991,398
8/20/97 5.55  2,000,000  1,994,163
General Electric Capital Corp.
8/28/97 5.56  7,000,000  6,971,020
9/17/97 5.64  7,000,000  6,949,188
9/22/97 5.80  10,000,000  9,918,533
9/23/97 5.80  10,000,000  9,916,967
General Electric Co.
8/26/97 5.59  5,000,000  4,980,764
Generale de Banque, SA
9/23/97 5.65  1,000,000  991,800
General Motors Acceptance Corp.
8/7/97 5.61  10,000,000  9,990,717
8/25/97 5.66  6,000,000  5,977,560
8/27/97 5.50  5,000,000  4,980,681
10/14/97 6.00  13,000,000  12,844,477
10/16/97 6.01  1,000,000  987,703
10/20/97 6.03  5,000,000  4,935,056
10/29/97 6.02  2,000,000  1,971,100
11/3/97 6.02  4,000,000  3,939,057
COMMERCIAL PAPER - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
General Motors Acceptance Corp. - continued
11/10/97 6.02% $ 8,000,000 $ 7,868,924
11/12/97 6.02  3,000,000  2,949,916
Goldman Sachs Group, L.P. (The)
11/12/97 5.87  10,000,000  9,836,917
Grand Met Capital Corp.
1/7/98 5.70  2,000,000  1,950,975
IBM Credit Corp.
8/19/97 5.61  5,000,000  4,986,100
MS Dean Witter Discover
8/20/97 5.61  8,000,000  7,976,524
8/20/97 5.61  11,000,000  10,967,721
Matterhorn Capital Corp. (LOC Union Bank of Switzerland)
8/27/97 5.53  4,000,000  3,984,111
9/4/97 5.55  2,880,000  2,865,013
Merrill Lynch & Co., Inc.
8/18/97 5.79  5,000,000  4,986,542
1/14/98 5.71  3,000,000  2,923,225
Nationwide Building Society
9/26/97 5.66  2,000,000  1,982,640
10/10/97 5.62  2,000,000  1,978,456
New Center Asset Trust
9/22/97 5.57  10,000,000  9,920,267
Norfolk Southern Corp.
8/14/97 5.78  2,000,000  1,995,847
8/21/97 5.75  2,000,000  1,993,644
8/28/97 5.71  2,000,000  1,991,480
8/29/97 5.70  1,000,000  995,590
PHH Corp.
9/9/97 5.60  2,000,000  1,987,997
10/9/97 5.62  3,000,000  2,968,145
10/31/97 5.61  2,000,000  1,972,043
Preferred Receivables Funding Corp.
8/13/97 5.53  5,000,000  4,990,817
8/19/97 5.67  1,000,000  997,190
8/20/97 5.54  5,000,000  4,985,460
8/21/97 5.55  4,000,000  3,987,733
Sears Roebuck Acceptance Corp.
8/11/97 5.57  2,000,000  1,996,917
8/26/97 5.63  6,000,000  5,976,792
Textron, Inc.
8/8/97 5.70  2,000,000  1,997,795
8/13/97 5.70  2,000,000  1,996,220
8/15/97 5.70  4,900,000  4,889,196

 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
Triple A One Funding Corp.
8/4/97 5.55% $ 1,127,000 $ 1,126,481
8/8/97 5.58  1,105,000  1,103,806
8/8/97 5.64  2,786,000  2,782,972
8/14/97 5.55  6,677,000  6,663,691
Unifunding, Inc.
9/10/97 5.68  3,000,000  2,981,333
10/1/97 5.61  2,000,000  1,981,226
10/17/97 5.57  10,000,000  9,882,354
TOTAL COMMERCIAL PAPER   642,297,449
FEDERAL AGENCIES (A) - 4.4%
FEDERAL HOME LOAN BANK - AGENCY COUPONS - 0.3%
12/4/97 5.71  5,000,000  4,998,510
FEDERAL NATIONAL MORTGAGE ASSOC. - AGENCY COUPONS - 4.1%
9/8/97 5.67  25,000,000  24,997,721
12/9/97 5.71  30,000,000  29,990,704
6/12/98 5.71  10,000,000  9,995,830
  64,984,255
TOTAL FEDERAL AGENCIES   69,982,765
BANK NOTES - 1.5%
Bank of America National Trust & Savings Assoc.
8/1/97 5.70  5,000,000  5,000,000
Comerica Bank
3/27/98 6.20  5,000,000  4,993,780
Harris Trust & Savings Bank, Chicago
8/7/97 5.55  5,000,000  5,000,000
Huntington National Bank
9/30/97 5.50  3,000,000  3,001,041
PNC Bank, NA
8/11/97 5.64 (a)  6,000,000  5,998,637
TOTAL BANK NOTES   23,993,458
MASTER NOTES (A) - 1.8%
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
Goldman Sachs Group, L.P. (The)
8/5/97 5.82% $ 7,000,000 $ 7,000,000
3/13/98 (c) 5.81  15,000,000  15,000,000
Norwest Corp.
8/1/97 5.63  7,000,000  7,000,000
TOTAL MASTER NOTES   29,000,000
MEDIUM-TERM NOTES (A) - 4.3%
CoreStates Capital Corp.
10/29/97 5.62  25,000,000  25,000,000
General Motors Acceptance Corp.
8/1/97 5.82  6,000,000  6,000,000
8/1/97 5.95  3,000,000  2,999,677
Key Bank of New York
8/1/97 5.68  6,000,000  6,000,000
Liquid Asset Backed Securities Trust (1996-2) (b)
12/1/97 5.72  8,000,000  8,000,000
Merrill Lynch & Co., Inc.
8/18/97 5.67  5,000,000  4,999,954
Norwest Corp.
10/22/97 5.77  8,000,000  8,000,000
SMM Trust (1996-P) (b)
12/16/97 5.70  7,500,000  7,500,000
TOTAL MEDIUM-TERM NOTES   68,499,631
TIME DEPOSITS - 6.2%
Bank of Tokyo - Mitsubishi, Ltd.
8/14/97 5.66  4,000,000  4,000,000
9/2/97 5.63  1,000,000  1,000,000
Deutsche Bank, Germany
8/1/97 5.88  40,000,000  40,000,000
Sumitomo Bank, Ltd.
9/3/97 5.69  3,000,000  3,000,000
SunTrust Bank, Atlanta
8/1/97 5.88  50,000,000  50,000,000
TOTAL TIME DEPOSITS    98,000,000
REPURCHASE AGREEMENTS - 0.7%
 MATURITY VALUE
 AMOUNT (NOTE 1)
In a joint trading account
(U.S. Treasury Obligations)
 dated 7/31/97 due 8/1/97
 At 5.77%  $ 10,959,756 $ 10,958,000
TOTAL INVESTMENTS - 100%   $ 1,588,827,180
Total Cost for Income Tax Purposes  $ 1,588,827,180
LEGEND
1. The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflects the next interest rate reset date or, when applicable, the final maturity date.
2. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $15,500,000 or 1.0% of net assets.
3. Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements).
Additional information on each holding is as follows:
 ACQUISITION ACQUISITION
SECURITY DATE COST
Goldman Sachs
 Group, L.P. (The)
 5.81%, 3/13/98  6/11/97 $ 15,000,000
OTHER INFORMATION
At the end of the period, restricted securities (excluding 144A issues) amounted to $15,000,000 or 1.0% of net assets.
INCOME TAX INFORMATION
At July 31, 1997, the fund had a capital loss carryforward of approximately $27,600 all of which will expire on July 31, 2002. CAPITAL RESERVES: MONEY MARKET PORTFOLIO

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 JULY 31, 1997

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (INCLUDING REPURCHASE AGREEMENTS OF $10,958,000) -                   $ 1,588,827,180
SEE ACCOMPANYING SCHEDULE

CASH                                                                                                     3,389,716

INTEREST RECEIVABLE                                                                                      8,553,665

 TOTAL ASSETS                                                                                            1,600,770,561

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                                                        $ 27,961,065

DISTRIBUTIONS PAYABLE                                                                     268,096

ACCRUED MANAGEMENT FEE                                                                    449,828

OTHER PAYABLES AND ACCRUED EXPENSES                                                       896,793

 TOTAL LIABILITIES                                                                                       29,575,782

NET ASSETS                                                                                              $ 1,571,194,779

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                                                         $ 1,571,222,347

ACCUMULATED NET REALIZED GAIN (LOSS) ON INVESTMENTS                                                      (27,568)

NET ASSETS, FOR 1,571,209,906 SHARES OUTSTANDING                                                        $ 1,571,194,779

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE                                           $1.00
($1,571,194,779 (DIVIDED BY) 1,571,209,906 SHARES)


STATEMENT OF OPERATIONS

 YEAR ENDED JULY 31, 1997

INTEREST INCOME                                                        $ 80,671,939

EXPENSES

MANAGEMENT FEE                                          $ 7,218,216

TRANSFER AGENT FEES                                      3,481,900

DISTRIBUTION FEES                                        5,048,673

ACCOUNTING FEES AND EXPENSES                             159,277

NON-INTERESTED TRUSTEES' COMPENSATION                    6,853

CUSTODIAN FEES AND EXPENSES                              35,858

REGISTRATION FEES                                        272,666

AUDIT                                                    39,374

LEGAL                                                    16,809

MISCELLANEOUS                                            32,670

 TOTAL EXPENSES BEFORE REDUCTIONS                        16,312,296

 EXPENSE REDUCTIONS                                      (2,025,405)    14,286,891

NET INTEREST INCOME                                                     66,385,048

NET REALIZED GAIN (LOSS) ON INVESTMENTS                                 51,237

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                   $ 66,436,285

OTHER INFORMATION
EXPENSE REDUCTIONS

  FMR REIMBURSEMENT                                                    $ 2,020,228

  CUSTODIAN INTEREST CREDITS                                            5,177

                                                                       $ 2,025,405


STATEMENT OF CHANGES IN NET ASSETS


                                                                                       YEAR ENDED         YEAR ENDED

                                                                                       JULY 31,           JULY 31,

                                                                                       1997               1996


INCREASE (DECREASE) IN NET ASSETS


OPERATIONS                                                                             $ 66,385,048       $ 51,509,103

NET INTEREST INCOME


 NET REALIZED GAIN (LOSS)                                                               51,237             52,325


 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                        66,436,285         51,561,428


DISTRIBUTIONS TO SHAREHOLDERS FROM NET INTEREST INCOME                                  (66,385,048)       (51,509,103)


SHARE TRANSACTIONS AT NET ASSET VALUE OF $1.00 PER SHARE                                8,451,583,940      6,814,075,501

PROCEEDS FROM SALES OF SHARES


 REINVESTMENT OF DISTRIBUTIONS FROM NET INTEREST INCOME                                 63,559,395         49,162,495


 COST OF SHARES REDEEMED                                                                (8,174,547,148)    (6,608,717,752)


 NET INCREASE (DECREASE) IN NET ASSETS AND SHARES RESULTING FROM SHARE TRANSACTIONS     340,596,187        254,520,244


  TOTAL INCREASE (DECREASE) IN NET ASSETS                                               340,647,424        254,572,569


NET ASSETS


 BEGINNING OF PERIOD                                                                    1,230,547,355      975,974,786


 END OF PERIOD                                                                         $ 1,571,194,779    $ 1,230,547,355



FINANCIAL HIGHLIGHTS


                                                      YEARS ENDED JULY 31,


                                                      1997                   1996          1995        1994        1993


SELECTED PER-SHARE DATA


NET ASSET VALUE, BEGINNING OF PERIOD                  $ 1.000                $ 1.000       $ 1.000     $ 1.000     $ 1.000


INCOME FROM INVESTMENT OPERATIONS                      .046                   .047          .048        .027        .025

NET INTEREST INCOME


LESS DISTRIBUTIONS


 FROM NET INTEREST INCOME                              (.046)                 (.047)        (.048)      (.027)      (.025)


NET ASSET VALUE, END OF PERIOD                        $ 1.000                $ 1.000       $ 1.000     $ 1.000     $ 1.000


TOTAL RETURN A                                         4.69%                  4.80%         4.86%       2.72%       2.57%


RATIOS AND SUPPLEMENTAL DATA


NET ASSETS, END OF PERIOD (000 OMITTED)               $ 1,571,195            $ 1,230,547   $ 975,975   $ 680,149   $ 601,498


RATIO OF EXPENSES TO AVERAGE NET ASSETS                .99% B                 .99% B        .99% B      .98% B      .95% B


RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS     4.60%                  4.69%         4.80%       2.70%       2.52%



A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
B FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). CAPITAL RESERVES: U.S. GOVERNMENT PORTFOLIO

INVESTMENTS JULY 31, 1997
Showing Percentage of Total Value of Investment in Securities


U.S. TREASURY OBLIGATIONS - 15.0%
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
U.S. TREASURY BILLS - 8.6%
3/5/98 5.64% $ 3,500,000 $ 3,387,912
3/5/98 5.67  2,500,000  2,419,593
4/2/98 6.00  5,000,000  4,808,156
4/2/98 6.03  3,000,000  2,884,269
4/30/98 6.01  1,000,000  957,198
4/30/98 6.04  1,500,000  1,435,457
4/30/98 6.05  1,000,000  956,934
4/30/98 6.07  2,000,000  1,913,558
5/28/98 5.88  5,000,000  4,768,736
      23,531,813
U.S. TREASURY NOTES - 6.4%
11/30/97 5.50  1,000,000  999,161
2/28/98 5.67  3,000,000  2,989,104
3/31/98 5.60  2,000,000  2,003,746
3/31/98 5.62  2,000,000  2,003,377
3/31/98 5.69  2,500,000  2,502,997
3/31/98 5.73  1,000,000  1,000,885
3/31/98 5.93  3,000,000  2,983,346
5/15/98 5.67  3,000,000  3,008,008
      17,490,624
TOTAL U.S. TREASURY OBLIGATIONS   41,022,437
REPURCHASE AGREEMENTS - 85.0%
 MATURITY VALUE
 AMOUNT (NOTE 1)
In a joint trading account
(Notes 2 & 3)
 (U.S. Treasury Obligations):
  dated 7/31/97 due 8/1/97
   At 5.76%  $ 24,906,985 $ 24,903,000
   At 5.78%   186,029,857  186,000,000
  dated 5/21/97 due 8/19/97
   At 5.55%   4,055,500  4,000,000
  dated 7/8/97 due 9/15/97
   At 5.48%   5,052,517  5,000,000
  dated 7/7/97 due 9/24/97
   At 5.49%   9,108,428  9,000,000
  dated 7/30/97 due 10/28/97
   At 5.50%   4,055,500  4,000,000
TOTAL REPURCHASE AGREEMENTS   232,903,000
TOTAL INVESTMENTS - 100%  $ 273,925,437
Total Cost for Income Tax Purposes  $ 273,925,437
INCOME TAX INFORMATION
At July 31, 1997, the fund had a capital loss carryforward of approximately $49,200 of which $34,100 and $15,100 will expire on July 31, 2002 and 2003, respectively.
CAPITAL RESERVES: U.S. GOVERNMENT PORTFOLIO

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 JULY 31, 1997

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (INCLUDING REPURCHASE AGREEMENTS OF $232,903,000) -                $ 273,925,437
SEE ACCOMPANYING SCHEDULE

INTEREST RECEIVABLE                                                                                    449,935

 TOTAL ASSETS                                                                                          274,375,372

LIABILITIES

SHARE TRANSACTIONS IN PROCESS                                                             $ 676,114

DISTRIBUTIONS PAYABLE                                                                      62,167

ACCRUED MANAGEMENT FEE                                                                     84,948

OTHER PAYABLES AND ACCRUED EXPENSES                                                        147,710

 TOTAL LIABILITIES                                                                                     970,939

NET ASSETS                                                                                            $ 273,404,433

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                                                       $ 273,453,596

ACCUMULATED NET REALIZED GAIN (LOSS) ON INVESTMENTS                                                    (49,163)

NET ASSETS, FOR 273,451,847 SHARES OUTSTANDING                                                        $ 273,404,433

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE                                         $1.00
($273,404,433 (DIVIDED BY) 273,451,847 SHARES)


STATEMENT OF OPERATIONS

 YEAR ENDED JULY 31, 1997

INTEREST INCOME                                                       $ 13,571,596

EXPENSES

MANAGEMENT FEE                                          $ 1,241,497

TRANSFER AGENT FEES                                      543,292

DISTRIBUTION FEES                                        869,049

ACCOUNTING FEES AND EXPENSES                             44,542

NON-INTERESTED TRUSTEES' COMPENSATION                    685

CUSTODIAN FEES AND EXPENSES                              3,224

REGISTRATION FEES                                        119,544

AUDIT                                                    20,073

LEGAL                                                    3,144

MISCELLANEOUS                                            3,284

 TOTAL EXPENSES BEFORE REDUCTIONS                        2,848,334

 EXPENSE REDUCTIONS                                      (390,190)     2,458,144

NET INTEREST INCOME                                                    11,113,452

NET REALIZED GAIN (LOSS) ON INVESTMENTS                                3,931

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $ 11,117,383

OTHER INFORMATION
EXPENSE REDUCTIONS

  FMR REIMBURSEMENT                                                   $ 390,190


STATEMENT OF CHANGES IN NET ASSETS


                                                                                       YEAR ENDED         YEAR ENDED

                                                                                       JULY 31,           JULY 31,

                                                                                       1997               1996


INCREASE (DECREASE) IN NET ASSETS


OPERATIONS                                                                             $ 11,113,452       $ 9,545,911

NET INTEREST INCOME


 NET REALIZED GAIN (LOSS)                                                               3,931              2,207


 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                        11,117,383         9,548,118


DISTRIBUTIONS TO SHAREHOLDERS FROM NET INTEREST INCOME                                  (11,113,452)       (9,545,911)


SHARE TRANSACTIONS AT NET ASSET VALUE OF $1.00 PER SHARE                                1,527,861,509      1,626,194,942

PROCEEDS FROM SALES OF SHARES


 REINVESTMENT OF DISTRIBUTIONS FROM NET INTEREST INCOME                                 10,420,892         8,864,200


 COST OF SHARES REDEEMED                                                                (1,465,385,550)    (1,636,522,705)


 NET INCREASE (DECREASE) IN NET ASSETS AND SHARES RESULTING FROM SHARE TRANSACTIONS     72,896,851         (1,463,563)


  TOTAL INCREASE (DECREASE) IN NET ASSETS                                               72,900,782         (1,461,356)


NET ASSETS


 BEGINNING OF PERIOD                                                                    200,503,651        201,965,007


 END OF PERIOD                                                                         $ 273,404,433      $ 200,503,651



FINANCIAL HIGHLIGHTS


                                                      YEARS ENDED JULY 31,


                                                      1997                   1996        1995        1994        1993


SELECTED PER-SHARE DATA


NET ASSET VALUE, BEGINNING OF PERIOD                  $ 1.000                $ 1.000     $ 1.000     $ 1.000     $ 1.000


INCOME FROM INVESTMENT OPERATIONS                      .045                   .046        .045        .025        .024

NET INTEREST INCOME


LESS DISTRIBUTIONS


 FROM NET INTEREST INCOME                              (.045)                 (.046)      (.045)      (.025)      (.024)


NET ASSET VALUE, END OF PERIOD                        $ 1.000                $ 1.000     $ 1.000     $ 1.000     $ 1.000


TOTAL RETURN A                                         4.55%                  4.70%       4.64%       2.52%       2.40%


RATIOS AND SUPPLEMENTAL DATA


NET ASSETS, END OF PERIOD (000 OMITTED)               $ 273,404              $ 200,504   $ 201,965   $ 306,261   $ 264,483


RATIO OF EXPENSES TO AVERAGE NET ASSETS                .99% B                 .99% B      .99% B      .98% B      .95% B


RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS     4.48%                  4.62%       4.41%       2.50%       2.39%



A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
B FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). CAPITAL RESERVES: MUNICIPAL MONEY MARKET PORTFOLIO

INVESTMENTS JULY 31, 1997
Showing Percentage of Total Value of Investment in Securities


MUNICIPAL SECURITIES (A) - 100%
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
ALABAMA - 1.3%
Roanoke Ind. Dev. Board Ind. Dev. Rev. (Wehadkee/Rock Mills Proj.) Series 1992, 3.89%,
LOC SunTrust Bank, Atlanta, VRDN (b)  $ 900,000 $ 900,000
Talladega Ind. Dev. Rev. (Wehadkee Yarn Mills Proj.) Series 1990,
3.80%,
LOC SunTrust Bank, Atlanta, VRDN (b)(d)   905,000  905,000
   1,805,000
ARIZONA - 6.6%
Arizona Ed. Loan Mktg. Corp. Series 1991 A, 3.75%, LOC Dresdner Bank,
A.G.,
Germany, VRDN (b)   900,000  900,000
Mesa Gen. Oblig. Rfdg. Bonds Series 1992, 4.95% 7/1/98 (FGIC Insured)
 1,605,000  1,619,252
Mohave County Ind. Dev. Auth. Dev. Rev. Bonds Series 1993 E, 3.95%
10/10/97, CP mode (b)   500,000  500,000
Phoenix Civic Impt. Corp. Arpt. Impt. Series 1995, 3.75%, LOC
Landesbank
Hessen-Thuringen, VRDN (b)   1,000,000  1,000,000
Pima County Ind. Dev. Auth. (Tucson Elec. Pwr. Co. Proj.) Series 1990
A, 3.70%,
LOC Bankers Trust Co., VRDN (b)   900,000  900,000
Pima County School Dist. #1 Participating VRDN Series 1996 D, 3.85%
(FGIC Insured)
(Liquidity Facility Norwest Bank, NA, Minnesota) (c)(d)   1,000,000
1,000,000
Pinal County Ind. Dev. Auth. Ind. Dev. Rev. (Sunbelt Refining Co. LP Proj.) Series 1988, 3.75%,
LOC Bankers Trust Co., VRDN (b)   3,400,000  3,400,000
   9,319,252
ARKANSAS - 1.8%
Clark County Solid Waste Disp. Rev. (Reynolds Metals Co. Proj.) 3.70%,

LOC SunTrust Bank, Atlanta, VRDN (b)   2,500,000  2,500,000
CALIFORNIA - 5.5%
California TRAN School Cash Reserves Prog. 1997 Pool Series A, 4.75%
7/2/98
(LOC Ind. Bank of Japan, Ltd.)   3,000,000  3,023,844
Los Angeles County Gen. Oblig. TRAN 4.50% 6/30/98   1,800,000
1,810,248
Los Angeles Gen. Oblig. TRAN 4.50% 6/30/98   2,500,000  2,513,608
Los Angeles Unified School Dist. TRAN Series 1997-98, 4.50% 7/1/98
500,000  503,084
   7,850,784
COLORADO - 1.7%
Denver City and County Arpt. Rev. Participating VRDN 3.85%
(Liquidity Facility Caisse des Depots et Consignations) (b)(c)
1,000,000  1,000,000
Fort Collins County Ind. Dev. Rev. (Phelps-Tointon Millwork Proj.) Series 1993, 3.80%,
LOC Bank One, Milwaukee, VRDN (b)(d)   1,350,000  1,350,000
   2,350,000
DELAWARE - 0.7%
Delaware Econ. Dev. Auth. Ind. Dev. Rev. Bonds (Delaware City Waste Recovery Proj.)
Series 1996 A, 3.75% 8/12/97 LOC Canadian Imperial Bank of Commerce,
CP mode (b)   1,000,000  1,000,000
DISTRICT OF COLUMBIA - 0.4%
Metropolitan Washington Arpt. Auth. Rev. Bonds 3.75% 8/23/97
LOC NationsBank, NA, CP mode (b)   500,000  500,000
MUNICIPAL SECURITIES (A) - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
FLORIDA - 4.0%
Dade County Hsg. Fin. (Bank One Corp.) Participating VRDN Series 1991
A, 3.90%
(Liquidity Facility Bank One, Colorado) (b)(c)(d) $ 705,000 $ 705,000 Dade County Multi-Family Hsg. Rev. (Biscayne View Apts. Proj.) Series 1993, 3.95%
(Commonwealth Life Ins. Co. Guaranteed) VRDN (b)   1,475,000
1,475,000
Jacksonville Health Fac. Auth. Participating VRDN, Series 1996 M,
3.65%
(Liquidity Facility Caisse des Depots et Consignations) (c)(d)
975,000  975,000
Okeechobee County Solid Waste Rev. (Chambers Waste Sys.) Series 1992,
3.85%,
LOC Morgan Guaranty Trust NY, VRDN (b)(d)   650,000  650,000
Sunrise Util. Sys. Participating VRDN Series 1996 A, 3.75%
(Liquidity Facility Societe Generale, France) (c)(d)   1,800,000
1,800,000
   5,605,000
GEORGIA - 2.2%
Brunswick & Glynn County Dev. Auth. (Georgia Pacific Corp. Proj.) Series 1996, 3.80%,
LOC Commerzbank, Germany, VRDN (b)   1,000,000  1,000,000
Burke County Dev. Auth. Poll. Cont. Rev. Bonds (Oglethorpe Pwr. Corp. Vogtle. Proj.)
Series 1997 A, 3.60% 12/1/97 (AMBAC Insured)   1,000,000  1,000,000
Dekalb County Hsg. Auth. Multi-Family Hsg. Rev. (Bryton Hill Apts. Proj.) Series 1996, 3.85%,
LOC PNC Bank, Kentucky, VRDN (b)   1,000,000  1,000,000
Pierce County Ind. Dev. & Bldg. Auth. Rev. (American Egg Prods., Inc. Proj.) Series 1989, 3.80%,
LOC SunTrust Bank, Atlanta, VRDN (b)   145,000  145,000
   3,145,000
IDAHO - 2.5%
Idaho Hsg. and Fin. Assoc. Hsg. Rev. Series 1997, 3.85%,
LOC US Nat'l. Bank of Oregon, VRDN (b)   3,500,000  3,500,000
ILLINOIS - 7.2%
Chicago School Reform Participating VRDN, Series 96-BB, 3.78%
(Liquidity Facility Bank of America) (c)   1,000,000  1,000,000
Chicago O' Hare Int'l. Arpt. Rev. Series 1988 A, 3.70%,
LOC Bayerische Landesbank Girozentrale, VRDN (b)   3,300,000
3,300,000
Illinois Dev. Fin. Auth. Poll. Cont. Rev. VRDN:
 Series A, 3.80% (Liquidity Facility First Nat'l. Bank of Chicago)
(MBIA Insured) (b)   1,300,000  1,300,000
 Series B, 3.70% (Liquidity Facility First Nat'l. Bank of Chicago)
(MBIA Insured) (b)   1,000,000  1,000,000
Illinois Dev. Fin. Auth. (Kindlon Partners Proj.) 3.90%,
LOC LaSalle Nat'l. Bank, PLC, VRDN (b)   900,000  900,000
Illinois Health Facs. Auth. Participating VRDN (c):
 Series 1991 A & 1991 B, 3.70% (Liquidity Facility Rabobank Nederland,
COOP Central) (d)   550,000  550,000
 Rfdg. 3.70% (Liquidity Facility Rabobank Nederland, COOP Central) (d) 645,000 645,000
Illinois Hsg. Dev. Auth. Multi-Family Hsg. Rev. (Williamsburg Apt. Proj.) Series 1991, 3.75%,
LOC Landesbank Hessen-Thuringen (FNMA Guaranteed) VRDN (b)   400,000
400,000
Illinois Regional Trans. Auth. Participating VRDN, Series 1991 A,
3.75%
(Liquidity Facility Societe Generale, France) (c)(d)   1,000,000
1,000,000
   10,095,000
MUNICIPAL SECURITIES (A) - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
INDIANA - 0.5%
Portage Township School TAN 3.86% 12/31/97  $ 650,000 $ 650,417
KENTUCKY - 0.8%
Cynthiana Ind. Dev. Rev. (E.D. Bullard Co. Proj.) Series 1992, 3.90%,
LOC NationsBank, NA,VRDN (b)   600,000  600,000
Louisville Arpt. Lease Rev. Series 1989 B, 3.75%,
LOC Nat'l. City Bank of Kentucky, VRDN (b)   500,000  500,000
   1,100,000
LOUISIANA - 2.3%
Lake Charles Hbr. and Term. Dist. Port Impt. Rev. 3.70%,
LOC Nat'l. Westminster Bank PLC, VRDN (b)   2,000,000  2,000,000
West Baton Rouge Parish Ind. Dist. #3 Rev. (Dow Chemical Co. Proj.)
Series 1993, 3.95%, VRDN (b)   1,200,000  1,200,000
   3,200,000
MARYLAND - 1.1%
Baltimore Econ. Dev. Rev. (Rock-Tenn Converting Co.) Series 1987,
3.80%,
LOC SunTrust Bank, Atlanta, VRDN (b)(d)   570,000  570,000
Montgomery County Hsg. Rev. Opportunities Commission 1997 Issue I,
3.75%,
LOC KeyBank, NA, VRDN (b)   1,000,000  1,000,000
   1,570,000
MICHIGAN - 3.4%
Michigan Hsg. Dev. Auth. Participating VRDN, Series 1995 B, 3.85%
(Liquidity Facility Credit Suisse First Boston) (b)(c)(d)   910,000
910,000
Wayne County Arpt. Rev. Rfdg. (Detroit Met. Wayne Co.) Series 1996 B,
3.65%,
LOC Bayerische Landesbank Girozentale, VRDN (b)   3,900,000  3,900,000
   4,810,000
MINNESOTA - 0.7%
Minneapolis/St. Paul Hsg. and Redev. Auth. Participating VRDN, Series
1996 E,
3.85% (FSA Insured) (Liquidity Facility Norwest Bank, NA, Minnesota)
(c)(d)   1,000,000  1,000,000
MISSOURI - 0.3%
Independence Ind. Dev. Auth. (Interlock Realty Co. Proj.) 3.90%,
LOC Star Bank, NA, VRDN (b)   415,000  415,000
NEVADA - 5.0%
Clark County Ind. Dev. Rev. (Nevada Pwr. Co. Proj.) Series 1995 A,
3.75%,
LOC Barclays Bank, PLC, UK, VRDN (b)   3,250,000  3,250,000
Clark County School Dist. Participating VRDN, Series 1996, 3.75%
(Liquidity Facility Bankers Trust Co.) (c)(d)   1,000,000  1,000,000
Clark County Poll. Cont. Rev. Bonds Series 1987 A, 3.80% 8/13/97, CP
mode (b)   2,800,000  2,800,000
   7,050,000
MUNICIPAL SECURITIES (A) - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
NEW HAMPSHIRE - 2.8%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev.:
 Bonds (New England Pwr. Co.) Series 1990 A, 3.85% 9/18/97, CP mode
(b)  $ 500,000 $ 500,000
 (United Illumination Co.) Series 1997 A, 3.75%, LOC Barclays Bank
PLC, VRDN (b)   3,400,000  3,400,000
   3,900,000
NEW JERSEY - 0.4%
New Jersey Hsg. & Mtg. Fin. Agcy. Participating VRDN, 3.80%
(Liquidity Facility BANCO Santander) (b)(c)(d)   500,000  500,000
NORTH CAROLINA - 0.5%
Piedmont Triad Arpt. Auth. Spl. Facs. Rev. (Triad Int'l. Maintenance
Corp. Proj.)
Series 1989, 4%, LOC Mellon Bank, NA, VRDN (b)(d)   700,000  700,000
OHIO - 4.8%
Ohio Air Quality Dev. Auth. Bonds Series 1988 (Duquesne Lt. Co.):
 3.80% 9/17/97, LOC Toronto-Dominion Bank, CP mode (b)   1,000,000
1,000,000
 3.80% 9/18/97, LOC Toronto-Dominion Bank, CP mode (b)   2,000,000
2,000,000
 3.90% 10/16/97, LOC Toronto-Dominion Bank, CP mode (b)   2,000,000
2,000,000
Ohio Envir. Impt. Rev. (Newark Group Industries, Inc. Proj.) Series
1996, 3.75%,
LOC Chase Manhattan Bank, VRDN (b)   1,000,000  1,000,000
Ohio Hsg. Fin. Agcy. Participating VRDN, Series 96-6, 3.80%
(Liquidity Facility Bank of New York, NY) (b)(c)(d)   800,000  800,000
   6,800,000
OKLAHOMA - 2.4%
Guymon Utils. Auth. Rev. (Seaboard Proj.) Series 1995, 3.80%,
LOC SunTrust Bank, Atlanta, VRDN (b)   3,300,000  3,300,000
OREGON - 0.4%
Oregon Hsg. & Commty. Svcs. Dept. Mtg. Bonds (Single Family Mtg.
Prog.)
Series K, 3.65%, tender 12/11/97 (b)   500,000  500,000
PENNSYLVANIA - 7.9%
Berks County Ind. Dev. Auth. Facs. Rev. (RAM Industries, Inc.) Series
1996, 3.90%,
LOC CoreStates Bank, VRDN (b)   350,000  350,000
Bucks County Ind. Dev. Auth.:
 (Associates Proj.) Series 1993, 3.90%, LOC CoreStates Bank, VRDN (b) 1,210,000 1,210,000
 (Double H Plastics Inc. Proj.) Series 1993, 3.90%, LOC CoreStates
Bank, VRDN (b)   2,235,000  2,235,000
Carbon County Ind. Dev. Auth. Resource Recovery Rev. Bonds (Panther Creek Partners Proj.)
Series 1991 A, 3.85% 8/20/97, LOC Nat'l. Westminster Bank PLC, CP mode
 1,250,000  1,250,000
Pennsylvania Econ. Dev. Fin. Auth. Rev.:
 (ASK Foods, Inc.) Series A-1, 3.90%, LOC PNC Bank, NA, VRDN (b)(d) 385,000 385,000
 (Dodge-Regupol, Inc. Proj.) Series D-4, 3.90%, LOC PNC Bank, NA, VRDN
(b)   1,400,000  1,400,000
 (Port Erie Plastics Proj.) Series 1989 D-9, 3.90%, LOC PNC Bank, NA,
VRDN (b)(d)   250,000  250,000
 (Sun Star, Inc. Proj.) Series 1994 A-5, 3.90%, LOC PNC Bank, NA, VRDN
(b)   1,000,000  1,000,000
Pennsylvania Higher Edl. Assistance Agcy. Student Loan Rev. Series
1997 A, 3.80%,
LOC Student Loan Marketing Assoc., VRDN (b)   1,000,000  1,000,000
MUNICIPAL SECURITIES (A) - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
PENNSYLVANIA - CONTINUED
Philadelphia Gen. Oblig. TRAN Series A 1997-98, 4.50% 6/30/98 $ 1,000,000 $ 1,004,385
Venango Ind. Dev. Auth. Resource Recovery Rev. Bonds (Scrubgrass
Proj.)
Series 1990 B, 3.80% 10/23/97, LOC Nat'l. Westminster Bank PLC, CP
mode (b)   1,000,000  1,000,000
   11,084,385
RHODE ISLAND - 1.4%
Rhode Island Ind. Fac. Corp. Ind. Dev. Rev. (NFA Corp. Proj.) 4.10%,
LOC BankBoston (b)(d)   1,900,000  1,900,000
SOUTH CAROLINA - 1.9%
Marlboro County Solid Waste Disp. Fac. (Willamette Ind., Inc. Proj.) Series 1995, 3.75%,
LOC Deutsche Bank, AG, VRDN (b)   700,000  700,000
South Carolina Econ. Dev. Rev. (Paxar Corp. Proj.) Series 1996, 3.75%,

LOC Wachovia Bank of GA, NA, VRDN (b)   2,000,000  2,000,000
   2,700,000
SOUTH DAKOTA - 1.0%
South Dakota Hsg. Dev. Auth.:
 Participating VRDN, Series 1988 A, 3.85% (Liquidity Facility Merrill
Lynch & Co.) (b)(c)   440,000  440,000
 Series 1997 E, 3.85%, LOC Westdeutsche Landesbank Girozentrale, VRDN
(b)   1,000,000  1,000,000
   1,440,000
TENNESSEE - 3.6%
Cookeville Ind. Dev. Board Ind. Dev. Rev. (Delbar Products, Inc. Proj.) Series 1989 A,
3.90%, LOC PNC Bank, NA, VRDN (b)   700,000  700,000
Memphis-Shelby County Poll. Cont. Rev. (Birmingham Steel) Series 1996,
3.90%,
LOC PNC Bank, Kentucky, VRDN (b)   500,000  500,000
Morristown Ind. Dev. (Lakeway Container, Inc. Proj.) Series 1993,
3.95%,
LOC First Tennessee Bank, NA, VRDN (b)   1,900,000  1,900,000
Tennessee Hsg. Dev. Agcy. Participating VRDN, Issue T, 3.85%
(Liquidity Facility Credit Suisse First Boston) (b)(c)(d)   1,000,000
1,000,000
Trenton Ind. Dev. Rev. (Dyersburg Fabrics, Inc.) Series 1990, 3.80%,
LOC SunTrust Bank, Atlanta, VRDN (b)(d)   995,000  995,000
   5,095,000
TEXAS - 12.1%
Brazos River Auth. Poll. Cont. Rev. Rfdg. Bonds Series 1994 A, 3.80%
9/1/97,
LOC Canadian Imperial Bank of Commerce, CP mode (b)   1,500,000
1,500,000
Brazos River Hbr. Navigational Dist. Bonds (Dist. of Brazoria County):
 Series 1991, 3.85% 9/11/97, CP mode   1,000,000  1,000,000
 Series 1992, 3.90% 10/16/97, CP mode (b)   800,000  800,000
Cedar Hill Independent School Dist. Unltd. Tax School Bldg. and Rfdg.
Bonds Series 1996, 4% 8/15/97   705,000  705,079
Denton Util. Sys. Rev. Rfdg. Participating VRDN, Series 1996 A, 3.75%
(Liquidity Facility Societe Generale, France) (c)(d)   1,000,000
1,000,000
Gulf Coast Ind. Dev. Auth. Waste Disp. (Valero Manufacturing Co.) Series 1997, 3.80%,
LOC Bank of Montreal, Canada, VRDN (b)   1,000,000  1,000,000
Harris County Health Facs Rev. (School Health Care Systems)
Series 1997 C, 3.65% (BPA Credit Suisse First Boston) VRDN   3,100,000
3,100,000
MUNICIPAL SECURITIES (A) - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
TEXAS - CONTINUED
Houston Arpt. Sys. (Senior Lien Notes) CP Series 1993 A, 3.80% 9/8/97 LOC Canadian Imperial Bank of Commerce (b) $ 1,500,000 $ 1,500,000 Lamarque Independent School Dist. Variable Rate TRAN Series 1996,
4.266% 8/29/97 (c)   1,200,000  1,200,000
Mineral Wells Ind. Dev. Rev. (Ameron Inter. Corp.) 3.70%,
LOC Commerzbank Germany, VRDN (b)   1,000,000  1,000,000
Port Corpus Christi Waste Rev. (Coastal Refining & Marketing) 3.80%,
LOC Banque Nationale de Paris, VRDN (b)   1,000,000  1,000,000
San Antonio Hsg. Fin. Auth. Rev. (Braesview Apts. Proj.) 3.75%,
LOC Credit Lyonnais (FNMA Guaranteed) VRDN (b)   3,200,000  3,200,000
   17,005,079
UTAH - 0.6%
Utah Hsg. Fin. Agcy. Participating VRDN, Series 1995 A, 3.85% (Liquidity Facility Rabobank Nederland, COOP Central) (b)(c)(d) 870,000 870,000
VIRGINIA - 1.7%
Frederick County Ind. Dev. Auth. Rev. (Nat'l. Wildlife Federation Proj.) Series 1996, 3.85%,
LOC NationsBank, NA, VRDN (b)   1,000,000  1,000,000
Mecklenburg County Ind. Dev. Auth. Rev. (American Bldgs. Co. Proj.)
3.85%,
LOC LaSalle Nat'l. Bank, PLC, VRDN (b)   1,320,000  1,320,000
   2,320,000
WASHINGTON - 3.9%
Algona Econ. Dev. Corp. Ind. Rev. (Aitchison Family Partnership) Series 1992, 3.75%,
LOC Wells Fargo Bank, VRDN (b)   2,650,000  2,650,000
Port Bellingham Ind. Dev. Rev. (Sauder Woodcraft Corp.) 3.80%,
LOC Bank of America NT & SA, VRDN (b)   880,000  880,000
Washington Gen. Oblig. Participating VRDN, Series 1996, 3.75%
(Liquidity Facility Societe Generale, France) (c)   1,000,000
1,000,000
Washington Student Loan Fin. Assoc. Rev. Series 1988 A, 3.70%,
LOC Nat'l. Westminster Bank, VRDN (b)   1,000,000  1,000,000
   5,530,000
WISCONSIN - 4.9%
Appleton Ind. Dev. Rev. (Pensar Corp. Proj.) Series 1993, 3.80%,
LOC Bank One, Milwaukee, VRDN (b)(d)   840,000  840,000
City of Eau Claire Solid Waste. Disp. Rev. (Pope & Talbot Proj.) Series 1994, 3.75%,
 LOC Wachovia Bank, VRDN (b)   2,000,000  2,000,000
Racine Ind. Dev. Rev. (Burlington Graphic Sys.) Series 1994, 3.80%,
LOC Bank One, Milwaukee, VRDN (b)   1,660,000  1,660,000
River Falls Ind. Dev. Rev. (Quadion Corp. Proj.) 3.85%,
LOC First Nat'l. Bank, Minnesota, VRDN (b)   2,395,000  2,395,000
   6,895,000
MUNICIPAL SECURITIES (A) - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
MULTIPLE-STATES - 1.7%
Clipper Participating VRDN Series 1995-1, 3.89%
(Liquidity Facility State Street Bank & Trust Co., Boston) (b)(c)(d)
$ 2,094,498 $ 2,094,498
Stephens Equity Trust #3 Participating VRDN, Series 1996, 3.88%,
LOC Bayerische Hypotheken Girozentrale (c)(d)   298,975  298,975
   2,393,473
TOTAL INVESTMENTS - 100%  $ 140,398,390
Total Cost for Income Tax Purposes  $ 140,398,417
SECURITY TYPE ABBREVIATIONS
CP - Commercial Paper
TAN - Tax Anticipation Notes
TRAN - Tax and Revenue Anticipation
  Notes
VRDN - Variable Rate Demand Notes
LEGEND
1. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
2. Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
3. Provides evidence of ownership in one or more underlying municipal bonds.
4. Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements).
Additional information on each holding is as follows:
 ACQUISITION ACQUISITION
SECURITY DATE COST
Talladega Ind. Dev. Rev.
 (Wehadkee Yarn Mills
 Proj.) Series 1990,
 3.80%, LOC SunTrust
 Bank, Atlanta, VRDN 9/4/91 $ 905,000
Pima County School Dist.
 #1 Participating VRDN
 Series 1996 D, 3.85%
 (FGIC Insured) (Liquidity
 Facility Norwest Bank,
 NA, Minnesota)  6/11/96 $ 1,000,000
 ACQUISITION ACQUISITION
SECURITY DATE COST
Fort Collins County
 Ind. Dev. Rev. (Phelps-
 Tointon Millwork Proj.)
 Series 1993, 3.80%,
 LOC Bank One,
 Milwaukee, VRDN 12/21/93 $ 1,350,000
Dade County Hsg. Fin.
 (Bank One Corp.)
 Participating VRDN,
 Series 1991 A,
 3.90% (Liquidity
 Facility Bank One,
 Colorado)  2/27/92 $ 705,000
Jacksonville Health Fac.
 Auth. Participating
 VRDN, Series 1996 M,
 3.65% (Liquidity Facility
 Caisse des Depots
 et Consignations)  12/20/96 $ 975,000
Okeechobee County Solid
 Waste Rev. (Chambers Waste
 Sys.) Series 1992, 3.85%,
 LOC Morgan Guaranty
 Trust NY, VRDN  10/23/92 $ 650,000
Sunrise Util. Sys.
 Participating VRDN,
 Series 1996 A, 3.75%
 (Liquidity Facility Societe
 Generale, France)  7/24/97 $ 1,800,000
 ACQUISITION ACQUISITION
SECURITY DATE COST
Illinois Health Facs. Auth.
 Participating VRDN:
  Series 1991A & 1991B,
  3.70% (Liquidity Facility
  Rabobank Nederland,
  COOP Central)  5/22/97 $ 550,000
  Rfdg. 3.70% (Liquidity
  Facility Rabobank
  Nederland,
  COOP Central)  6/10/97 $ 645,000
Illinois Regional Trans.
 Auth. Participating VRDN,
 Series 1991 A, 3.75%
 (Liquidity Facility Societe
 Generale, France)  10/4/96 $ 1,000,000
Baltimore Econ. Dev. Rev.
 (Rock-Tenn Converting Co.)
 Series 1987, 3.80%,
 LOC SunTrust Bank,
 Atlanta, VRDN  3/26/96 $ 570,000
Michigan Hsg. Dev. Auth.
 Participating VRDN,
 Series 1995 B, 3.85%
 (Liquidity Facility Credit
 Suisse First Boston) 3/13/95 $ 910,000
Minneapolis/St. Paul Hsg.
 and Redev. Auth.
 Participating VRDN
 Series 1996 E, 3.85%
 (FSA Insured) (Liquidity
 Facility Norwest Bank,
 NA, Minnesota)  7/23/96 $ 1,000,000
Clark County School Dist.
 Participating VRDN,
 Series 1996, 3.75%
 (Liquidity Facility Bankers
 Trust Co.)  5/29/96 $ 1,000,000
New Jersey Hsg. & Mtg.
 Fin. Agcy. Participating
 VRDN, 3.80% (Liquidity
 Facility BANCO
 Santander)  6/26/97 $ 500,000
 ACQUISITION ACQUISITION
SECURITY DATE COST
Piedmont Triad Arpt.
 Auth. Spl. Facs. Rev.
 (Triad Int'l. Maintenance
 Corp. Proj.) Series 1989,
 4%, LOC Mellon
 Bank, NA, VRDN  7/29/93 $ 700,000
Ohio Hsg. Fin. Agcy.
 Participating VRDN,
 Series 96-6, 3.80%
 (Liquidity Facility Bank
 of New York, NY)  6/5/96 $ 800,000
Pennsylvania Econ. Dev.
 Fin. Auth. Rev.:
  (ASK Foods, Inc.)
  Series A-1, 3.90%,
  LOC PNC Bank.
  NA, VRDN  9/30/92 $ 385,000
  (Port Erie Plastics
  Proj.) Series 1989 D-9,
  3.90%, LOC PNC
  Bank, NA, VRDN 4/3/91 $ 250,000
Rhode Island Ind. Fac.
 Corp. Ind. Dev. Rev.
 (NFA Corp. Proj.) 4.10%,
 LOC BankBoston  9/2/94 $ 1,900,000
Tennessee Hsg. Dev. Agcy.
 Participating VRDN
 Issue T, 3.85%
 (Liquidity Facility Credit
 Suisse First Boston) 3/15/95 $ 1,000,000
Trenton Ind. Dev. Rev.
 (Dyersburg Fabrics, Inc.)
 Series 1990, 3.80%,
 LOC SunTrust Bank,
 Atlanta, VRDN  8/30/91 $ 995,000
Denton Util. Sys. Rev.
 Rfdg. Participating
 VRDN Series 1996 A,
 3.75% (Liquidity Facility
 Societe Generale, France) 8/21/96 $ 1,000,000
 ACQUISITION ACQUISITION
SECURITY DATE COST
Utah Hsg. Fin. Agcy.
 Participating VRDN,
 Series 1995 A, 3.85%
 (Liquidity Facility
 Rabobank Nederland,
 COOP Central)  7/1/96 $ 870,000
Appleton Ind. Dev. Rev.
 (Pensar Corp. Proj.)
 Series 1993, 3.80%,
 LOC Bank One,
 Milwaukee, VRDN 12/21/93 $ 840,000
Clipper Participating VRDN,
 Series 1995-1, 3.89%
 (Liquidity Facility State
 Street Bank & Trust
 Co., Boston)  1/31/96 $ 2,094,498
Stephens Equity Trust #3
 Participating VRDN
 Series 1996, 3.88%,
 LOC Bayerische
 Hypotheken Girozentrale 6/7/96 $ 298,975
OTHER INFORMATION
At the end of the period, restricted securities (excluding 144A issues) amounted to $24,693,473 or 17.3% of net assets.
INCOME TAX INFORMATION
At July 31, 1997, the fund had a capital loss carryforward of approximately $25,800 of which $2,800, $2,200, $5,000, $14,500 and
$1,300 will expire on July 31, 2000, 2001, 2002, 2004 and 2005, respectively.
CAPITAL RESERVES: MUNICIPAL MONEY MARKET PORTFOLIO

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 JULY 31, 1997

ASSETS

INVESTMENT IN SECURITIES, AT VALUE - SEE ACCOMPANYING SCHEDULE               $ 140,398,390

CASH                                                                          1,760,999

INTEREST RECEIVABLE                                                           655,082

 TOTAL ASSETS                                                                 142,814,471

LIABILITIES

DISTRIBUTIONS PAYABLE                                             $ 15,261

ACCRUED MANAGEMENT FEE                                             40,254

OTHER PAYABLES AND ACCRUED EXPENSES                                92,550

 TOTAL LIABILITIES                                                            148,065

NET ASSETS                                                                   $ 142,666,406

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                              $ 142,692,239

ACCUMULATED NET REALIZED GAIN (LOSS) ON INVESTMENTS                           (25,833)

NET ASSETS, FOR 142,692,239 SHARES OUTSTANDING                               $ 142,666,406

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE                $1.00
($142,666,406 (DIVIDED BY) 142,692,239 SHARES)


STATEMENT OF OPERATIONS

 YEAR ENDED JULY 31, 1997

INTEREST INCOME                                                            $ 5,439,589

EXPENSES

MANAGEMENT FEE                                                $ 726,483

TRANSFER AGENT, ACCOUNTING AND CUSTODIAN FEES AND EXPENSES     376,041

DISTRIBUTION FEES                                              509,848

NON-INTERESTED TRUSTEES' COMPENSATION                          349

REGISTRATION FEES                                              56,724

AUDIT                                                          27,575

LEGAL                                                          2,202

MISCELLANEOUS                                                  2,317

 TOTAL EXPENSES BEFORE REDUCTIONS                              1,701,539

 EXPENSE REDUCTIONS                                            (263,646)    1,437,893

NET INTEREST INCOME                                                         4,001,696

NET REALIZED GAIN (LOSS) ON INVESTMENTS                                     (1,269)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                       $ 4,000,427

OTHER INFORMATION
EXPENSE REDUCTIONS

  FMR REIMBURSEMENT                                                        $ 263,099

  CUSTODIAN INTEREST CREDITS                                                547

                                                                           $ 263,646


STATEMENT OF CHANGES IN NET ASSETS

                                                                                       YEAR ENDED       YEAR ENDED
                                                                                       JULY 31,         JULY 31,
                                                                                       1997             1996

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                                                             $ 4,001,696      $ 3,675,894
NET INTEREST INCOME

 NET REALIZED GAIN (LOSS)                                                               (1,269)          (14,544)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                        4,000,427        3,661,350

DISTRIBUTIONS TO SHAREHOLDERS FROM NET INTEREST INCOME                                  (4,001,696)      (3,675,894)

SHARE TRANSACTIONS AT NET ASSET VALUE OF $1.00 PER SHARE                                798,232,153      802,017,521
PROCEEDS FROM SALES OF SHARES

 REINVESTMENT OF DISTRIBUTIONS FROM NET INTEREST INCOME                                 3,859,216        3,543,229

 COST OF SHARES REDEEMED                                                                (788,598,120)    (800,191,110)

 NET INCREASE (DECREASE) IN NET ASSETS AND SHARES RESULTING FROM SHARE TRANSACTIONS     13,493,249       5,369,640

  TOTAL INCREASE (DECREASE) IN NET ASSETS                                               13,491,980       5,355,096

NET ASSETS

 BEGINNING OF PERIOD                                                                    129,174,426      123,819,330

 END OF PERIOD                                                                         $ 142,666,406    $ 129,174,426


FINANCIAL HIGHLIGHTS


                                                      YEARS ENDED JULY 31,


                                                      1997                   1996        1995        1994        1993


SELECTED PER-SHARE DATA


NET ASSET VALUE, BEGINNING OF PERIOD                  $ 1.000                $ 1.000     $ 1.000     $ 1.000     $ 1.000


INCOME FROM INVESTMENT OPERATIONS                      .027                   .028        .029        .018        .019

NET INTEREST INCOME


LESS DISTRIBUTIONS


 FROM NET INTEREST INCOME                              (.027)                 (.028)      (.029)      (.018)      (.019)


NET ASSET VALUE, END OF PERIOD                        $ 1.000                $ 1.000     $ 1.000     $ 1.000     $ 1.000


TOTAL RETURN A                                         2.78%                  2.83%       2.94%       1.80%       1.96%


RATIOS AND SUPPLEMENTAL DATA


NET ASSETS, END OF PERIOD (000 OMITTED)               $ 142,666              $ 129,174   $ 123,819   $ 116,497   $ 116,274


RATIO OF EXPENSES TO AVERAGE NET ASSETS                .99% B                 .99% B      .99% B      .98% B      .95% B


RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS     2.75%                  2.79%       2.89%       1.78%       1.92%



A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
B FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
NOTES TO FINANCIAL STATEMENTS
For the period ended July 31, 1997


1. SIGNIFICANT ACCOUNTING POLICIES.
Capital Reserves: Money Market Portfolio, U.S. Government Portfolio and Municipal Money Market Portfolio (the funds) are funds of Daily Money Fund (the trust) and are authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:
SECURITY VALUATION. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedules of investments include information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned. For the municipal money market fund, accretion of market discount represents unrealized gain until realized at the time of a security disposition or maturity.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the funds, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the funds, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the funds' investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
RESTRICTED SECURITIES. The Money Market and Municipal Money Market funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Restricted securities (excluding 144A issues) at the end of the period are shown under the caption "Other Information" at the end of each applicable fund's schedule of investments.
3. JOINT TRADING ACCOUNT.
At the end of the period, the U.S. Government fund had 20% or more of its total investments in repurchase agreements through a joint trading account. These repurchase agreements were with entities whose creditworthiness has been reviewed and found satisfactory by FMR. The maturity values
3. JOINT TRADING ACCOUNT - CONTINUED
of the joint trading account investments were $24,906,985 at 5.76%, $186,029,857 at 5.78%, $4,055,500 at 5.55%, $5,052,517 at 5.48%,
$9,108,428 at 5.49% and $4,055,000 at 5.50%, respectively. The investments in repurchase agreements through the joint trading account are summarized as follows:
SUMMARY OF JOINT TRADING
DATED JULY 31, 1997, DUE AUGUST 1, 1997
Number of dealers or banks 5
Maximum amount with one dealer or bank 30.9%
Aggregate principal amount of agreements $485,000,000
Aggregate maturity amount of agreements $485,077,601
Aggregate market value of transferred assets $495,846,673
Coupon rates of transferred assets 0.00% to 13.75%
Maturity dates of transferred assets 12/4/97 to 2/15/27
DATED JULY 31, 1997, DUE AUGUST 1, 1997
Number of dealers or banks 16
Maximum amount with one dealer or bank 21.8%
Aggregate principal amount of agreements $6,303,348,000
Aggregate maturity amount of agreements $6,304,359,814
Aggregate market value of transferred assets $6,435,438,434
Coupon rates of transferred assets 0.00% to 13.75%
Maturity dates of transferred assets 8/7/97 to 2/15/27
DATED MAY 21, 1997, DUE AUGUST 19, 1997
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $370,000,000
Aggregate maturity amount of agreements $375,133,750
Aggregate market value of transferred assets $378,063,628
Coupon rates of transferred assets 5.875% to 10.375%
Maturity dates of transferred assets 7/31/99 to 11/15/22
3. JOINT TRADING ACCOUNT - CONTINUED
SUMMARY OF JOINT TRADING - CONTINUED
DATED JULY 8, 1997, DUE SEPTEMBER 15, 1997
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $200,000,000
Aggregate maturity amount of agreements $202,100,667
Aggregate market value of transferred assets $208,154,870
Coupon rates of transferred assets 5.50% to 11.25%
Maturity dates of transferred assets 5/15/98 to 2/15/20
DATED JULY 7, 1997, DUE SEPTEMBER 24, 1997
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $900,000,000
Aggregate maturity amount of agreements $910,842,751
Aggregate market value of transferred assets $919,512,802
Coupon rates of transferred assets 5.375% to 7.50%
Maturity dates of transferred assets 11/30/97 to 8/15/25
DATED JULY 30, 1997, DUE OCTOBER 28, 1997
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $400,000,000
Aggregate maturity amount of agreements $405,500,000
Aggregate market value of transferred assets $408,068,528
Coupon rates of transferred assets 7.675% to 14.00%
Maturity dates of transferred assets 5/15/05 to 8/15/15
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As each fund's investment adviser, FMR receives a fee that is computed daily at an annual rate of .50% of the fund's average net assets.
SUB-ADVISER FEE. As each fund's investment sub-adviser, FMR Texas Inc., a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fees are paid prior to any voluntary expense reimbursements which may be in effect.
4. FEES AND OTHER TRANSACTIONS WITH
AFFILIATES - CONTINUED
DISTRIBUTION AND SERVICE PLAN. Pursuant to the Distribution and Service Plans (the Plans), and in accordance with Rule 12b-1 of the 1940 Act, each fund is authorized to pay its distributor, National Financial Services Corporation (the Distributor), an affiliate of FMR, a monthly distribution fee at an annual rate of .35% of its average net assets. The Distributor may pay all or a portion of the fee to securities dealers or banks (Qualified Recipients) that have selling agreements with each fund. In addition, FMR may use its resources to pay Qualified Recipients who provide shareholder support or distribution services at a maximum annual rate of up to .25% of each fund's average net assets. Qualified Recipients, including the Distributor acting in the capacity of a Qualified Recipient, may at their discretion, retain any portion of their compensation and reallocate the balance to their correspondents. For the period, FMR made payments under the Plans in the amount of $3,576,161, $582,654 and $360,533 for the Money Market, U.S. Government and Municipal Money Market funds, respectively. Of the fees paid by the funds and FMR for the period, the Distributor has reallocated to third parties $7,323,047, $1,200,868 and $722,212 for the Money Market, U.S.
Government and Municipal Money Market funds, respectively.
TRANSFER AGENT AND ACCOUNTING FEES. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for the Money Market and U.S. Government funds. UMB Bank n.a. (UMB) is the custodian and transfer and shareholder servicing agent for the Municipal Money Market fund. UMB has entered into a sub-contract with FIIOC to perform the activities associated with the Municipal Money Market fund's transfer and shareholder servicing agent functions. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, FIIOC received transfer and shareholder servicing agent fees amounting to $315,668 for the Municipal Money Market fund.
Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the accounting records for the Money Market and U.S. Government funds. The Bank also has a sub-contract with FSC to maintain the Municipal Money Market fund's accounting records. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses. For the period, FSC received accounting fees amounting to $47,728 for the Municipal Money Market fund.
For the period, the transfer agent fees were equivalent to an annual rate of .24%, .22% and .22% of average net assets for the Money Market, U.S. Government and Municipal Money Market funds, respectively.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse the funds' operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above an annual rate of .99% of average net assets.
In addition, the funds' have entered into arrangements with their custodian whereby interest earned on uninvested cash balances was used to reduce a portion of the fund's expenses.
For the period, the reductions under these arrangements are shown under the caption "Other Information" on each applicable fund's Statement of Operations.
6. PROPOSED REORGANIZATIONS.
The Board of Trustees of the Capital Reserves: Money Market Portfolio, U.S. Government Portfolio, and Municipal Money Market Portfolio (Target Funds) have approved Agreements and Plans of Reorganization (Agreements) between Money Market Portfolio and Prime Fund; U.S. Government Portfolio and Treasury Fund; and Municipal Money Market Portfolio and Tax-Exempt Fund (Reorganizations). The Agreements provide for the transfer of all of the assets and the assumption of all of the liabilities of Capital Reserves: Money Market Portfolio, U.S. Government Portfolio and Municipal Money Market Portfolio by Prime Fund, Treasury Fund and Tax-Exempt Fund, respectively, in exchange solely for Capital Reserves
6. PROPOSED REORGANIZATIONS - CONTINUED
Class shares of Prime Fund, Treasury Fund and Tax-Exempt Fund, respectively, equal in number to the outstanding shares of Capital
Reserves: Money Market Portfolio, U.S. Government Portfolio and Municipal Money Market Portfolio, respectively, at the close of business on the day that the Reorganizations are effective. Each Reorganization can be consummated only if, among other things, it is approved by the vote of a majority (as defined by the Investment Company Act of 1940) of outstanding voting securities of the applicable Target Fund. A Special Meeting of Shareholders (Meeting) of each Target Fund will be held on September 17, 1997 to vote on the Agreements. A detailed description of the proposed transactions and voting information was sent to shareholders of each Target Fund on or about July 21, 1997. If the Agreements are approved at the Meeting, the Reorganizations are expected to become effective on or about October 30, 1997.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Daily Money Fund and the Shareholders of Capital
Reserves: Money Market Portfolio, U.S. Government Portfolio and Municipal Money Market Portfolio:
We have audited the accompanying statements of assets and liabilities of Daily Money Fund: Capital Reserves: Money Market Portfolio, Capital
Reserves: U.S. Government Portfolio and Capital Reserves: Municipal Money Market Portfolio including the schedules of portfolio investments, as of July 31, 1997, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 1997 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Daily Money Fund: Capital Reserves: Money Market Portfolio, Capital Reserves: U.S. Government Portfolio and Capital
Reserves: Municipal Money Market Portfolio as of July 31, 1997, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.
/s/COOPERS & LYBRAND L.L.P.
COOPERS & LYBRAND L.L.P.
Dallas, Texas
August 26, 1997
DISTRIBUTIONS


CAPITAL RESERVES: U.S. GOVERNMENT PORTFOLIO. A total of 20.66% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.
The fund will notify shareholders in January 1998 of the applicable percentage for use in preparing 1997 income tax returns.
CAPITAL RESERVES: MUNICIPAL MONEY MARKET PORTFOLIO. During fiscal year ended 1997, 100% of the fund's income dividends was exempt from federal income tax, and 71.35% of the fund's income dividends was subject to the federal alternative minimum tax.




INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
SUB-ADVISER
FMR Texas Inc.
Irving, TX
OFFICERS
Edward C. Johnson 3d, PRESIDENT
Robert C. Pozen, SENIOR VICE PRESIDENT
Boyce Greer, VICE PRESIDENT
Robert Litterst, VICE PRESIDENT
Robert Duby, VICE PRESIDENT
Fred L. Henning, Jr., VICE PRESIDENT
Scott A. Orr, VICE PRESIDENT
Arthur S. Loring, SECRETARY
Richard A. Silver, TREASURER
Thomas D. Maher, ASSISTANT VICE PRESIDENT
John H. Costello, ASSISTANT TREASURER
Leonard M. Rush, ASSISTANT TREASURER
Thomas J. Simpson, ASSISTANT
TREASURER
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
Gerald C. McDonough *
William O. McCoy *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
National Financial Services Corporation
Boston, MA
* INDEPENDENT TRUSTEES
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
Fidelity Investments Institutional
 Operations Company, Inc.
Boston, MA
UMB Bank, n.a. (MUNICIPAL MONEY MARKET PORTFOLIO)
Kansas City, MO
CUSTODIANS
The Bank of New York
New York, NY
UMB Bank, n.a. (MUNICIPAL MONEY MARKET PORTFOLIO)
Kansas City, MO